Significant Accounting Policies, Income Taxes (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Income Taxes [Abstract]
Minimum stock ownership percentage under 50% Ownership Test		50.00%
Minimum stock ownership percentage under 5% Override Rule		50.00%
Minimum percentage of days stock owned during taxable year under 5% Override Rule		50.00%
Minimum stock ownership percentage for individual under 5% Override Rule		5.00%
Income taxes